Consolidated Statements of Changes in Shareholders' Equity - USD ($)	Class A Common Stock	Class B Common Stock	Additional paid in capital	Retained Earnings	Accumulated Other Comprehensive Income (Loss)	Non-controlling Interests	Total
Balance at Dec. 31, 2016	$ 6,917	$ 7,778	$ 10,237,965	$ 22,741,104	$ (1,846,694)		$ 31,147,070
Balance (in shares) at Dec. 31, 2016	6,916,947	7,778,400
Net income				7,136,687			7,136,387
Foreign currency translation gain (loss)					2,249,081		2,249,081
Balance at Dec. 31, 2017	$ 6,917	$ 7,778	10,237,965	29,877,491	402,387		40,532,538
Balance (in shares) at Dec. 31, 2017	6,916,947	7,778,400
Net income				(5,144,715)			(5,144,715)
Foreign currency translation gain (loss)					(1,755,528)		(1,755,528)
Issuance of class A common stock for consulting services	$ 131		239,369				239,500
Issuance of class A common stock for consulting services, shares	131,452
Issuance of common stock for equity investment	$ 1,443		2,884,113				2,885,556
Issuance of common stock for equity investment, shares	1,442,778
Balance at Dec. 31, 2018	$ 8,491	$ 7,778	13,361,447	24,732,776	(1,353,141)		36,757,351
Balance (in shares) at Dec. 31, 2018	8,491,177	7,778,400
Net income				2,739,990			2,739,990
Foreign currency translation gain (loss)					(561,091)		(561,091)
Capital contribution by shareholder			3,582,781				3,582,781
Shares to be issued for acquisition	$ 1,441		11,424,848				11,426,289
Shares to be issued for acquisition, shares	1,440,894
Non-controlling interests arising from business combination						(9,807)	(9,807)
Reclassification of common stock	$ 7,778	$ (7,778)
Reclassification of common stock, shares	7,778,400	(7,778,400)
Balance at Dec. 31, 2019	$ 17,710		$ 28,369,076	$ 27,472,766	$ (1,914,232)	$ (9,807)	$ 53,945,320
Balance (in shares) at Dec. 31, 2019	17,710,471